Income Taxes - Narrative (Details) - USD ($) $ in Thousands	3 Months Ended		4 Months Ended	6 Months Ended		10 Months Ended	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Oct. 31, 2023	Dec. 31, 2025	Dec. 31, 2024	Jun. 30, 2024	Jun. 30, 2025
Income Tax Disclosure [Abstract]
Income Tax (Expense) Benefit	$ 400	$ (846)	$ (3,190)	$ (2,534)	$ (2,057)	$ 5,957	$ (5,340)
Effective income tax rate	11.60%	81.50%		13.00%	14.10%
Deferred tax assets, operating loss carryforwards, state and local							2,700
Deferred tax assets, tax credit carryforwards, research							$ 3,100
Effective income tax rate reconciliation, tax settlement, percent							50.00%
Uncertain tax positions							$ 1,000
Income tax penalties and interest expense						200	200
Income tax penalties and interest accrued							800
Unrecognized tax benefits						3,900	6,100
Income tax accrued expense						$ 3,200	$ 4,400